SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 26 - SHARE CAPITAL
Share capital amounted to €2,799,253.44 at December 31, 2020, divided into 139,962,672 ordinary shares, each with a nominal value of two cents and fully paid-up. All shares are of the same class and have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2020	137,867,418	3	420
New shares issued (A)	2,095,254	—	—
At December 31, 2020	139,962,672	3	420
(A)Constellium SE issued and delivered 2,095,254 ordinary shares to certain employees and directors related to share-based compensation plans.
For the year ended December 31, 2020, there were 6,402,289 potential ordinary shares that could have a dilutive impact but were considered antidilutive due to negative earnings.